FAIR VALUE MEASUREMENTS	6 Months Ended
Jun. 30, 2017
Fair Value Disclosures [Abstract]
FAIR VALUE MEASUREMENTS
FAIR VALUE MEASUREMENTS
The tables below present information about the Company's financial assets and liabilities measured and recorded at fair value on a recurring basis and indicate the fair value hierarchy of the inputs utilized to determine the fair values as of December 31, 2016 and 2015.
We have elected to offset the fair value amounts recognized for multiple derivative contracts executed with the same counterparty; however, fair value amounts by hierarchy level are presented on a gross basis in the tables below. We have posted cash margin with various counterparties to support hedging and trading activities. The cash margin posted is required by counterparties as collateral deposits and cannot be offset against the fair value of open contracts except in the event of default. We have no derivative contracts that are subject to master netting arrangements that are reflected gross on the balance sheet.

	As of December 31, 2016
	Fair Value Hierarchy
	Level 1	Level 2	Level 3	Total Gross Fair Value	Effect of Counter-party Netting	Net Carrying Value on Balance Sheet
Assets:
Money market funds	$342,837	$—	$—	$342,837	N/A	$342,837
Commodity contracts	948	35	—	983	(983)	—
Derivatives included with inventory intermediation agreement	—	6,058	—	6,058	—	6,058
Liabilities:
Commodity contracts	859	3,548	84	4,491	(983)	3,508
Catalyst lease obligations	—	45,969	—	45,969	—	45,969

	As of December 31, 2015
	Level 1	Level 2	Level 3	Total Gross Fair Value	Effect of Counter-party Netting	Net Carrying Value on Balance Sheet
Assets:
Money market funds	$631,280	$—	$—	$631,280	N/A	$631,280
Commodity contracts	63,810	31,256	3,543	98,609	(52,482)	46,127
Derivatives included with inventory intermediation arrangement	—	35,511	—	35,511	—	35,511
Liabilities:
Commodity contracts	49,960	2,522	—	52,482	(52,482)	—
Catalyst lease obligations	—	31,802	—	31,802	—	31,802

The valuation methods used to measure financial instruments at fair value are as follows:

•	Money market funds categorized in Level 1 of the fair value hierarchy are measured at fair value based on quoted market prices and included within cash and cash equivalents.

•
The commodity contracts categorized in Level 1 of the fair value hierarchy are measured at fair value based on quoted prices in an active market. The commodity contracts categorized in Level 2 of the fair value hierarchy are measured at fair value using a market approach based upon future commodity prices for similar instruments quoted in active markets.

•
The commodity contracts categorized in Level 3 of the fair value hierarchy consist of commodity price swap contracts that relate to forecasted purchases of crude oil for which quoted forward market prices are not readily available due to market illiquidity. The forward price used to value these swaps was derived using broker quotes, prices from other third party sources and other available market based data.

•
The derivatives included with inventory supply arrangement obligations, derivatives included with inventory intermediation agreement obligations and the catalyst lease obligations are categorized in Level 2 of the fair value hierarchy and are measured at fair value using a market approach based upon commodity prices for similar instruments quoted in active markets.

Non-qualified pension plan assets are measured at fair value using a market approach based on published net asset values of mutual funds as a practical expedient. As of December 31, 2016 and 2015, $9,440 and $9,325, respectively, were included within Deferred charges and other assets, net for these non-qualified pension plan assets.

The table below summarizes the changes in fair value measurements of commodity contracts categorized in Level 3 of the fair value hierarchy:

	Year Ended December 31,
	2016	2015
Balance at beginning of period	$3,543	$1,521
Purchases	—	—
Settlements	(1,149)	(15,222)
Unrealized (gain) loss included in earnings	(2,478)	17,244
Transfers into Level 3	—	—
Transfers out of Level 3	—	—
Balance at end of period	$(84)	$3,543

There were no transfers between levels during the years ended December 31, 2016 and 2015, respectively.
Fair value of debt
The table below summarizes the fair value and carrying value as of December 31, 2016 and 2015.

	December 31, 2016		December 31, 2015
	Carrying value	Fair value	Carrying value	Fair value
Senior Secured Notes due 2020 (a)	$670,867	$696,098	$669,644	$706,246
Senior Secured Notes due 2023 (a)	500,000	498,801	500,000	492,452
Revolving Loan (b)	350,000	350,000	—	—
PBF Rail Term Loan (b)	35,000	35,000	—	—
Rail Facility (b)	—	—	67,491	67,491
Catalyst leases (c)	45,969	45,969	31,802	31,802
	1,601,836	1,625,868	1,268,937	1,297,991
Less - Current maturities	—	—	—	—
Less - Unamortized deferred financing costs	$25,277	n/a	$32,217	n/a
Long-term debt	$1,576,559	$1,625,868	$1,236,720	$1,297,991

(a) The estimated fair value, categorized as a Level 2 measurement, was calculated based on the present value of future expected payments utilizing implied current market interest rates based on quoted prices of the Senior Secured Notes.
(b) The estimated fair value approximates carrying value, categorized as a Level 2 measurement, as these borrowings bear interest based upon short-term floating market interest rates.
(c) Catalyst leases are valued using a market approach based upon commodity prices for similar instruments quoted in active markets and are categorized as a Level 2 measurement. The Company has elected the fair value option for accounting for its catalyst lease repurchase obligations as the Company's liability is directly impacted by the change in fair value of the underlying catalyst.
FAIR VALUE MEASUREMENTS
The tables below present information about the Company's financial assets and liabilities measured and recorded at fair value on a recurring basis and indicate the fair value hierarchy of the inputs utilized to determine the fair values as of June 30, 2017 and December 31, 2016.
We have elected to offset the fair value amounts recognized for multiple derivative contracts executed with the same counterparty; however, fair value amounts by hierarchy level are presented on a gross basis in the tables below. We have posted cash margin with various counterparties to support hedging and trading activities. The cash margin posted is required by counterparties as collateral deposits and cannot be offset against the fair value of open contracts except in the event of default. We have no derivative contracts that are subject to master netting arrangements that are reflected gross on the balance sheet.

	As of June 30, 2017
	Fair Value Hierarchy			Total Gross Fair Value	Effect of Counter-party Netting	Net Carrying Value on Balance Sheet
	Level 1	Level 2	Level 3
Assets:
Money market funds	$14,284	$—	$—	$14,284	N/A	$14,284
Commodity contracts	32,291	1,041	—	33,332	(14,002)	19,330
Derivatives included with inventory intermediation agreement obligations	—	9,165	—	9,165	—	9,165
Liabilities:
Commodity contracts	9,720	4,282	—	14,002	(14,002)	—
Catalyst lease obligations	—	47,454	—	47,454	—	47,454

	As of December 31, 2016
	Fair Value Hierarchy			Total Gross Fair Value	Effect of Counter-party Netting	Net Carrying Value on Balance Sheet
	Level 1	Level 2	Level 3
Assets:
Money market funds	$342,837	$—	$—	$342,837	N/A	$342,837
Commodity contracts	948	35	—	983	(983)	—
Derivatives included with inventory intermediation agreement obligations	—	6,058	—	6,058	—	6,058
Liabilities:
Commodity contracts	859	3,548	84	4,491	(983)	3,508
Catalyst lease obligations	—	45,969	—	45,969	—	45,969

The valuation methods used to measure financial instruments at fair value are as follows:

•	Money market funds categorized in Level 1 of the fair value hierarchy are measured at fair value based on quoted market prices and included within Cash and cash equivalents.

•
The commodity contracts categorized in Level 1 of the fair value hierarchy are measured at fair value based on quoted prices in an active market. The commodity contracts categorized in Level 2 of the fair value hierarchy are measured at fair value using a market approach based upon future commodity prices for similar instruments quoted in active markets.

•
The commodity contracts categorized in Level 3 of the fair value hierarchy consist of commodity price swap contracts that relate to forecasted purchases of crude oil for which quoted forward market prices are not readily available due to market illiquidity. The forward prices used to value these swaps were derived using broker quotes, prices from other third party sources and other available market based data.

•
The derivatives included with inventory intermediation agreement obligations and the catalyst lease obligations are categorized in Level 2 of the fair value hierarchy and are measured at fair value using a market approach based upon commodity prices for similar instruments quoted in active markets.

Non-qualified pension plan assets are measured at fair value using a market approach based on published net asset values of mutual funds as a practical expedient. As of June 30, 2017 and December 31, 2016, $9,599 and $9,440, respectively, were included within Deferred charges and other assets, net for these non-qualified pension plan assets.

The table below summarizes the changes in fair value measurements of commodity contracts categorized in Level 3 of the fair value hierarchy:

	Three Months Ended June 30,		Six Months Ended June 30,
	2017	2016	2017	2016
Balance at beginning of period	$—	$1,915	$(84)	$3,543
Purchases	—	—	—	—
Settlements	—	(746)	45	(1,003)
Unrealized gain (loss) included in earnings	—	(676)	39	(2,047)
Transfers into Level 3	—	—	—	—
Transfers out of Level 3	—	—	—	—
Balance at end of period	$—	$493	$—	$493

There were no transfers between levels during the three and six months ended June 30, 2017 or 2016.
Fair value of debt
The table below summarizes the fair value and carrying value of debt as of June 30, 2017 and December 31, 2016.

	June 30, 2017		December 31, 2016
	Carrying value	Fair value	Carrying value	Fair value
Senior secured notes due 2020 (a)	$—	$—	$670,867	$696,098
Senior notes due 2023 (a) (d)	500,000	495,543	500,000	498,801
Senior notes due 2025 (a)	725,000	699,640	—	—
Revolving Loan (b)	350,000	350,000	350,000	350,000
PBF Rail Term Loan (b)	31,704	31,704	35,000	35,000
Catalyst leases (c)	47,454	47,454	45,969	45,969
	1,654,158	1,624,341	1,601,836	1,625,868
Less - Current maturities	—	—	—	—
Less - Unamortized deferred financing costs	27,415	n/a	25,277	n/a
Long-term debt	$1,626,743	$1,624,341	$1,576,559	$1,625,868

(a) The estimated fair value, categorized as a Level 2 measurement, was calculated based on the present value of future expected payments utilizing implied current market interest rates based on quoted prices of the senior secured notes and senior notes.
(b) The estimated fair value approximates carrying value, categorized as a Level 2 measurement, as these borrowings bear interest based upon short-term floating market interest rates.
(c) Catalyst leases are valued using a market approach based upon commodity prices for similar instruments quoted in active markets and are categorized as a Level 2 measurement. The Company has elected the fair value option for accounting for its catalyst lease repurchase obligations as the Company’s liability is directly impacted by the change in fair value of the underlying catalyst.
(d) As discussed in “Note 5 - Long-term Debt”, these notes became unsecured following the Collateral Fall-Away Event on May 30, 2017.